NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Tables)	6 Months Ended
Jun. 30, 2023
Notes Related To The Consolidated Statements Of Financial Position [Abstract]
Schedule of Intangibles Assets

(amounts in thousands of euros)	Notes	IP R&D and Other intangible assets
GROSS VALUE
As of December 31,2022		1,668
Business combination	4.1.2	17,098
Increase		—
Decrease		—
FX rate impact		—
Reclassification		—
As of June 30, 2023		18,766

ACCUMULATED AMORTIZATION AND IMPAIRMENT
As of December 31,2022		(1,663)
Increase		(2)
Decrease		—
FX rate impact		—
As of June 30, 2023		(1,665)

NET VALUE
As of December 31, 2022		5
As of June 30, 2023		17,101

Summary of Business Combination
The following table summarizes the acquisition date fair value of each major class of consideration transferred.

(In thousands of Euros)	Note
Equity instruments	i	24,642
Replacement share-based payment awards	ii	436
Total consideration transferred (acquisition price)		25,078
The fair value of the ordinary shares issued was based on the listed share price of the Company;

	Number of shares	Share price	Value (€ thousands)
Shares issued on May 15, 2023	3,101,745	0.95	2,956
Shares issued on June 23, 2023	26,575,894	0.82	21,686
Total	29,677,639		24,642

(in thousands of euros)	Note	06/30/2023 IFRS
Intangible assets	4.1.1	17,098
Property, plant and equipment	4.1.3	485
Rights of use	4.2	478
Other non-current assets		83
Other current assets		1,925
Cash and cash equivalents		30
Financial liabilities	4.6	(2,936)
Lease obligations	4.7	(456)
Other non-current liabilities		(49)
Other current liabilities		(5,085)
Net assets acquired		11,575
Provisional Goodwill arising from the acquisition has been recognized as follows:

(In thousands of Euros)	Note
Consideration transferred (acquisition price)	A	25,078
Fair value of identifiable net assets	C	-11,575
Provisional Goodwill		13,503

Schedule of Property, Plant and Equipment

(amounts in thousands of euros)	General equipment, fixtures and fittings	Plant, equipment and tooling	Office equipment and computers	Assets under construction	TOTAL
GROSS VALUE
As of December 31,2022	2,914	3,111	750	—	6,775
Business combination	346	110	29	—	485
Increase	0	53	0	—	53
Decrease	(155)	0	0	—	(155)
FX rate impact	(2)	(2)	(1)	—	(5)
Reclassification	0	0	0	—	0
As of June 30, 2023	3,103	3,272	778	—	7,155

ACCUMULATED DEPRECIATION AND IMPAIRMENT
As of December 31, 2022	(2,701)	(2,957)	(725)	—	(6,383)
Depreciation	(16)	(49)	(9)	—	(74)
Impairment	—	—	—	—	—
Decrease	155	—	—	—	155
FX rate impact	2	1	—	—	3
Reclassification	—	—	—	—	—
As of As of June 30, 2023	(2,560)	(3,005)	(734)	—	(6,299)

NET VALUE
As of December 31, 2022	213	154	25	—	393
As of June 30, 2023	543	267	44	—	857

Schedule of Right of Use

(amounts in thousands of euros)	Buildings	Plant, equipment and tooling	Transport equipment	Office equipment and computers	TOTAL
GROSS VALUE
As of December 31, 2022	5,673	954	119	118	6,864
Business combination	205	273			478
Increase			17		17
Decrease					—
FX rate impact					—
Reclassification					—
As of June 30, 2023	5,878	1,227	136	118	7,359

ACCUMULATED DEPRECIATION AND IMPAIRMENT
As of December 31, 2022	(3,116)	(954)	(92)	(118)	(4,280)
Increase	(210)		(13)		(223)
Decrease	87	—	—	—	87
FX rate impact	—	—	—	—	—
Reclassification	0	—	—	—	—
As of June 30, 2023	(3,239)	(954)	(105)	(118)	(4,416)

NET VALUE
As of December 31, 2022	2,557	—	27	—	2,584
As of June 30, 2023	2,639	273	31	—	2,943

Schedule of Trade Receivables and Other Current Assets

(amounts in thousands of euros)	12/31/2022	6/30/2023
Trade and other receivables	76	245
Total current trade receivables	76	245
Research Tax Credit	1,484	2,603
Other receivables (including tax and social receivables)	973	1,251
Net investment in a sublease	43	0
Deposits related to leased premises	121	(40)
Advance payments and deposits to suppliers	342	342
Prepaid expenses	805	1,331
Total other current assets	3,769	5,488

Summary of Cash and Cash Equivalents

(amounts in thousands of euros)	12/31/2022	06/30/2023
Current account	26,676	13,105
Term deposits	12,113	12,084
Total cash and cash equivalents as reported in statement of financial position	38,789	25,189
Bank overdrafts	—	—
Total cash and cash equivalents as reported in statement of cash flow	38,789	25,189

Summary of Financial Liabilities by Type

(amounts in thousands of euros)	Convertible notes	Conditional advances	Bank loans	Other	Total
As of December 31, 2022	—	—	10,071	41	10,112
Business combination	—	603	2,313		2,916
Increase	—	—	12	—	12
Fair value of embedded derivatives					—
Amortized cost					—
Conversion					—
Extinguishment of conditional advance					—
Repayment	—	—	(1,243)	(39)	(1,282)
FX rate impact				(3)	(3)
As of June 30, 2023	—	603	11,153	(1)	11,753

Summary of Financial Liabilities by Maturity
Financial liabilities by maturity

June 30, 2023 (in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Convertible notes	—	—	—	—	—
Conditional advances	121	481	—	—	603
Bank loans	3,198	6,784	1,169	—	11,151
Other	1	—	—	—	1
Total financial liabilities	3,321	7,265	1,169	—	11,753

Summary of Lease liabilities

(in thousands of euros)	Lease Liabilities
As of December 31, 2022	3,455
Business combination	456
Increase without cash impact	17
Repayment	(414)
Decrease without cash impact	(127)
FX rate impact	(1)
Capitalized interests	—
Reclassification	—
As of June 30, 2023	3,387

Summary of Lease Liabilities By Maturity	Lease liabilities by maturity

(in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
As of June 30, 2023	828	1,255	1,303	0	3,387

Summary of Trade Payables and Other Current Liabilities

(amounts in thousands of euros)	12/31/2022	06/30/2023
Vendors	1,562	4,336
Vendors - accruals	3,553	4,785
Total trade and other payables	5,115	9,121
Social liabilities, taxation and social security	2,799	3,554
Fixed assets payables	—	—
Deferred revenue	51	420
Other payables	59	59
Total other current liabilities	2,909	4,033

Summary of Financial Instruments Recognized in the Consolidated Statement of Financial Position

As of December 31, 2022 (amounts in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Fair value through other comprehensive income	Financial assets at amortized cost	Financial liabilities at amortized cost	Fair value
Other non-current financial assets	195			195		195
Other current financial assets	464			464		464
Trade and other receivables	76			76		76
Other current assets	1,798			1,798		1,798
Cash and cash equivalents (2)	38,789	38,789				38,789
Total financial assets	41,322	38,789	—	2,533	—	41,322
Financial liabilities - non current portion (3)	7,547				7,547	7,547
Lease liabilities - non current portion (4)	2,680				2,680	2,680
Financial liabilities - current portion (3)	2,565				2,565	2,565
Lease liabilities - current portion (4)	775				775	775
Trade and other payables	5,115				5,115	5,115
Other current liabilities (6)	2,858				2,858	2,858
Total financial liabilities	21,540	—	—	—	21,540	21,540

As of June 30, 2023 (amounts in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Fair value through other comprehensive income	Financial assets at amortized cost	Financial liabilities at amortized cost	Fair value
Other non-current financial assets	205			205		205
Other current financial assets	302			302		302
Trade and other receivables	245			245		245
Other current assets	3,854			3,854		3,854
Cash and cash equivalents (2)	25,189	25,189				25,189
Total financial assets	29,795	25,189	—	4,606	—	29,795
Financial liabilities - non current portion (3)	8,552				8,552	8,552
Lease liabilities - non current portion (4)	2,559				2,559	2,559
Financial liabilities - current portion (3)	3,201				3,201	3,201
Lease liabilities - current portion (4)	828				828	828
Trade and other payables	9,120				9,120	9,120
Other current liabilities (5)	3,613				3,613	3,613
Total financial liabilities	27,873	—	—	—	27,873	27,873
(1)The carrying amount of these assets and liabilities is a reasonable approximation of their fair value.
(2)Cash and cash equivalents are comprised of money market funds and time deposit accounts, which are measured using level 1 measurements.
(3)The fair value of financial liabilities is determined using level 2 measurements.
(4)The fair value of lease liabilities is determined using level 2 measurements.
(5)Excluding current liabilities accruals